Deferred Taxation - Movements in Deferred Taxation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
At beginning of the year	¥ (5,016)	¥ 2,848	¥ 6,483
Transfer to profit and loss (Note 12)	(9,685)	(7,666)	(3,485)
Credit/(Debit) to other comprehensive income	224	(198)	(150)
At end of the year	¥ (14,477)	¥ (5,016)	¥ 2,848